Fair value of assets and liabilities - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Financial guarantee derivative			¥ 11,816,799
Liabilities
Payable to investors at fair value	¥ 141,288,810	$ 20,484,952	462,714,400
Financial guarantee derivative	107,890,394	15,642,637	565,953,269
Recurring
Assets
Loans at fair value	120,279,612	17,438,904	389,679,352
Financial guarantee derivative			11,816,799
Financial investments	10,713,953	1,553,377
Total assets	130,993,565	18,992,281	401,496,151
Liabilities
Payable to investors at fair value	141,288,810	20,484,952	462,714,400
Financial guarantee derivative	107,890,394	15,642,637	565,953,269
Total liabilities	249,179,204	36,127,589	1,028,667,669
Level 3 | Recurring
Assets
Loans at fair value	120,279,612	17,438,904	389,679,352
Financial guarantee derivative			11,816,799
Financial investments	10,713,953	1,553,377
Total assets	130,993,565	18,992,281	401,496,151
Liabilities
Payable to investors at fair value	141,288,810	20,484,952	462,714,400	$ 67,087,282	¥ 1,914,183,650
Financial guarantee derivative	107,890,394	15,642,637	565,953,269
Total liabilities	¥ 249,179,204	$ 36,127,589	¥ 1,028,667,669